Employee benefits (Details 6) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits
Service cost	$ 36	$ 38	$ 39
Interest expense	442	391	493
Interest income	(460)	(387)	(514)
Interest expense on effect of (asset ceiling) / onerous liability	107	69	104
Others		5	11
Total of cost, net	$ 125	$ 116	$ 133